Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital USD ($)	Share capital DKK (kr)	Share premium USD ($)	Foreign currency translation Reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at Dec. 31, 2020	$ 2,648		$ 31,443	$ 226	$ (27,279)	$ 7,038
Net loss for the period					(4,093)	(4,093)
Other comprehensive income				(729)		(729)
Tax effect on OCI				(6)		(6)
Share-based compensation	0		0	0	294	294
Issuance of shares for cash	484		29,516			30,000
Transaction costs			(4,705)			(4,705)
Equity at Mar. 31, 2021	3,132		56,254	(509)	(31,078)	27,799
Equity at Dec. 31, 2020	2,648		31,443	226	(27,279)	7,038
Net loss for the period						(10,912)
Equity at Jun. 30, 2021	3,132		56,254	(86)	(37,471)	21,829
Equity at Mar. 31, 2021	3,132		56,254	(509)	(31,078)	27,799
Net loss for the period					(6,819)	(6,819)
Other comprehensive income				417		417
Tax effect on OCI				(6)		(6)
Share-based compensation	0		0	0	426	426
Equity at Jun. 30, 2021	3,132		56,254	(86)	(37,471)	21,829
Equity at Dec. 31, 2021	3,755	kr 23,204	80,430	(1,316)	(50,432)	32,437
Net loss for the period					(5,791)	(5,791)
Other comprehensive income				(602)		(602)
Share-based compensation	0		0	0	345	345
Equity at Mar. 31, 2022	3,755		80,430	(1,918)	(55,878)	26,389
Equity at Dec. 31, 2021	3,755	23,204	80,430	(1,316)	(50,432)	32,437
Net loss for the period						(10,559)
Equity at Jun. 30, 2022	3,844	23,834	80,153	(3,521)	(60,326)	20,150
Equity at Mar. 31, 2022	3,755		80,430	(1,918)	(55,878)	26,389
Net loss for the period					(4,768)	(4,768)
Other comprehensive income				(1,603)		(1,603)
Share-based compensation	0		0	0	320	320
Issuance of shares for cash	28					28
Transaction costs paid in shares	61		(61)
Transaction costs			(216)			(216)
Equity at Jun. 30, 2022	$ 3,844	kr 23,834	$ 80,153	$ (3,521)	$ (60,326)	$ 20,150